Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.000001 par value per share, 2021 Equity Incentive Plan
Amount Registered | shares	2,565,876
Proposed Maximum Offering Price per Unit	54.82
Maximum Aggregate Offering Price	$ 140,661,322.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,425.33
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock of Xometry, Inc. (the "Registrant") that become issuable under the Registrant's 2021 Equity Incentive Plan (the "2021 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Class A common stock, as applicable. The amount registered represents shares of Class A common stock that were added to the shares reserved for future issuance under the 2021 Plan on January 1, 2026, pursuant to an automatic annual increase equal to 5.0% of the total number of shares of the Registrant's Class A common stock and Class B common stock outstanding on December 31 of the preceding year, which annual increase is provided by the 2021 Plan. The proposed maximum offering price per unit and proposed maximum aggregate offering price are estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $54.82 per share, which is the average of the high and low prices per share of the Registrant's Class A common stock on February 23, 2026 as reported on the Nasdaq Global Select Market.